Business Combinations - Fair Values of Assets Acquired and Liabilities Assumed (Crossline Capital, Inc.) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 19, 2013
Consideration:
Cash consideration	$ 484	$ 512	$ 0
Fair value of liabilities assumed:
Preliminary goodwill	3,638
Crossline Capital Inc
Consideration:
Cash consideration				9,765
Fair value of contingent consideration				1,706
Total consideration				11,471
Fair value of assets acquired:
Cash and cash equivalents (including restricted cash)				3,688
Mortgage loans held for sale				28,394
Identified intangible assets				2,204
MSRs				344
Other assets				2,333
Total fair value of assets acquired				36,963
Fair value of liabilities assumed:
Warehouse lines of credit				27,454
Other liabilities				1,676
Total fair value of liabilities assumed				29,130
Fair value of net assets acquired				7,833
Preliminary goodwill				3,638
Acquisition-related expenses				$ 122